Income Taxes (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
U.S. statutory federal income tax rate		30.00%	30.00%
Operating loss carry-forwards		$ 9,275,000
Minimum [Member]
Income Taxes (Textual)
U.S. statutory federal income tax rate	21.00%
Maximum [Member]
Income Taxes (Textual)
U.S. statutory federal income tax rate	35.00%